Finance income (expense) (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule For Finance Income And Expense [Line Items]
Interest received	$ 279,098	$ 47,447	$ 30,452
Other interest, net and banking fees	(23,979)	(31,698)	(20,224)
Finance income (expense) (paid) received	255,119	73,079	176,239
MIOP loan
Schedule For Finance Income And Expense [Line Items]
Interest paid	$ 0	$ (88,828)	$ (186,467)